Retirement, Postretirement And Other Benefit Plans (Schedule Of Net Periodic Benefit Cost And Other Amount Recognized in OCI) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.5	[1]	$ 14.5	[1]	$ 13.0
Interest cost	17.8		19.9		22.5
Expected return on plan assets	(18.9)		(18.4)		(20.3)
Amortization of net loss/(gain)	1.0		2.1
Settlements and curtailment (gain)/loss	0.2		(0.6)		0.9
Termination benefits			0.3
Net periodic benefit cost	0.6		17.8		16.1
Net (gain)/loss	(17.1)		(2.6)		58.0
Amortization, settlement or curtailment recognition of net gain/(loss)	(1.1)		(2.2)		(0.3)
Total recognized in OCI	(18.2)		(4.8)		57.7
Total recognized in net periodic benefit cost and OCI	(17.6)		13.0		73.8
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.1	[1]	0.8	[1]	0.9
Interest cost	1.6		1.9		2.4
Amortization of prior service cost	(0.6)		(0.3)
Amortization of net loss/(gain)	(0.2)		(0.4)		(0.2)
Settlements and curtailment (gain)/loss	(0.3)
Net periodic benefit cost	0.6		2.0		3.1
Net (gain)/loss	(2.5)		0.6		1.6
Prior service cost (credit)			(7.7)
Amortization, settlement or curtailment recognition of net gain/(loss)	0.1		0.4		0.2
Amortization, settlement or curtailment recognition or prior service (cost)/credit	1.4		0.2
Total recognized in OCI	(1.0)		(6.5)		1.8
Total recognized in net periodic benefit cost and OCI	$ (0.4)		$ (4.5)		$ 4.9

[1]	The retirement benefit plan was frozen and the post-retirement benefit plan discontinued benefits effective December 31, 2012, as such, there was no service cost incurred on those plans in the year ended December 31, 2013.